Financial Instruments - Carrying Amounts of Financial Instruments by Category (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	$ 4,475	$ 3,855
Fair value through profit or loss	497	245
Derivatives used for hedging	0	119
Financial liabilities at amortized cost	(18,535)	(20,193)
Net financial assets (liabilities)	(13,563)	(15,974)
Lease liabilities	1,540	1,584
Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	(1,341)	(803)
Financial liabilities	(1,341)	(803)
Accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	(4,209)	(3,064)
Financial liabilities	(4,209)	(3,064)
Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value through profit or loss	(3)	(64)
Financial liabilities, derivatives used for hedging		(21)
Financial liabilities at amortized cost	(1,540)	(1,632)
Financial liabilities	(1,543)	(1,717)
Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	(11,445)	(14,694)
Financial liabilities	(11,445)	(14,694)
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	920	744
Financial assets	920	744
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	3,555	3,111
Financial assets	3,555	3,111
Investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value through profit or loss	491	309
Financial assets	491	309
Other long-term assets
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value through profit or loss	9
Financial assets, derivatives used for hedging		140
Financial assets	$ 9	$ 140